Leases (Additional Information for Leases) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash paid for amounts included in the measurement of lease liabilities ($)
Operating cash outflows from operating leases	$ 153	$ 152	$ 148
Financing cash outflows from finance leases	2	31	2
Right-of-use assets obtained in exchange for lease liabilities ($)
Operating lease	85	234	91
Finance lease	$ 0	$ 0	$ 30